Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($) shares	Jul. 31, 2026 JPY (¥)	Jul. 31, 2026 SGD ($)	Aug. 07, 2025 USD ($)	Jul. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	$ 250,000
Allowance for credit losses
Valuation provision	2,020,640	8,115,468
Lease capitalization	10,000
Deferred offering costs		1,429,523				$ 1,454,223
Impairment loss			$ 46,453
Advertising expenses	41,013,358	$ 52,396,511	$ 37,309,197
Dilutive shares (in Shares) | shares
Cash equivalents	76,133
Current restricted cash	125,812	160,620
Noncurrent restricted cash	497,905
Software development costs	4,131,713
Revenue	82,509,410	90,370,793	$ 68,424,577
Allowance for accounts receivables	2,020,640	8,115,468	$ 7,967,665				$ 7,411,099
Unearned revenue	145,000	145,000
Revenue share payable to game developers	$ 1,788,655	$ 2,369,304
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares
Stock option [Member]
Summary of Significant Accounting Policies [Line Items]
Dilutive shares (in Shares) | shares	2,415,400
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	2,415,400
Unvested RSUs [Member]
Summary of Significant Accounting Policies [Line Items]
Dilutive shares (in Shares) | shares	106,870
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	106,870
Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for accounts receivables
Deposit Insurance Corporation of Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	62,830			¥ 10,000,000
Singapore Deposit Insurance Corporation Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	77,954				$ 100,000
Customer A [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	16,800,000	27,200,000	$ 27,500,000
Customer E [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	17,700,000	11,800,000
Customer G [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 12,000,000
Customer B [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		11,300,000	$ 18,500,000
Customer C [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		$ 14,200,000
Supplier Concentration Risk [Member] | Accounts Payables [Member] | Developer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration		14.02%
Supplier Concentration Risk [Member] | Accounts Payables [Member] | Developer One [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	37.60%
Credit Concentration Risk [Member] | Largest Processor One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration		51.00%